Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 16.5	Royalties	United States	snj:US-UT	United States Federal Government Office of Natural Resources	Utah Project	Oil and Natural Gas [Member]	USA Operations Segment [Member]	Well
#: 2
	0.5	Fees	United States	snj:US-UT	United States Federal Government Office of Natural Resources	Utah Project	Oil and Natural Gas [Member]	USA Operations Segment [Member]	Well
#: 3
	0.7	Fees	United States	snj:US-UT	United States Federal Government Bureau of Land Management	Utah Project	Oil and Natural Gas [Member]	USA Operations Segment [Member]	Well
#: 4
	14.2	Royalties	United States	snj:US-ND	United States Federal Government Office of Natural Resources	North Dakota Project	Oil and Natural Gas [Member]	USA Operations Segment [Member]	Well
#: 5
	5.9	Royalties	United States	snj:US-OK	United States Federal Government Office of Natural Resources	Oklahoma Project	Oil and Natural Gas [Member]	USA Operations Segment [Member]	Well
#: 6
	0.1	Fees	United States	snj:US-UT	United States Federal Government Bureau of Indian Affairs	Utah Project	Oil and Natural Gas [Member]	USA Operations Segment [Member]	Well
#: 7
	0.9	Royalties	United States	snj:US-WY	United States Federal Government Office of Natural Resources	Wyoming Project	Oil and Natural Gas [Member]	USA Operations Segment [Member]	Well
#: 8
	0.1	Royalties	United States		United States Federal Government Bureau of Indian Affairs	Other Project	Oil and Natural Gas [Member]	USA Operations Segment [Member]	Well
#: 9
	3.9	Taxes	Canada	snj:CA-BC	Province of British Columbia Ministry of Finance Province of BC	Province of British Columbia Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 10
	1.5	Taxes	Canada	snj:CA-BC	Northern Rockies Regional Municipality	Province of British Columbia Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 11
	229.3	Royalties	Canada	snj:CA-BC	Province of British Columbia Ministry of Finance Province of BC	Province of British Columbia Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 12
	1.5	Fees	Canada	snj:CA-BC	Province of British Columbia BC Hydro	Province of British Columbia Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 13
	0.1	Fees	Canada	snj:CA-BC	Province of British Columbia Technical Safety BC	Province of British Columbia Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 14
	11.8	Fees	Canada	snj:CA-BC	Province of British Columbia Ministry of Finance Province of BC	Province of British Columbia Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 15
	0.5	Infrastructure	Canada	snj:CA-BC	Province of British Columbia BC Hydro	Province of British Columbia Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 16
	0.4	Infrastructure	Canada	snj:CA-BC	Province of British Columbia BC Transportation Financing Authority	Province of British Columbia Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 17
	0.1	Infrastructure	Canada	snj:CA-BC	Province of British Columbia Ministry of Finance Province of BC	Province of British Columbia Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 18
	7.9	Taxes	Canada	snj:CA-AB	County of Grande Prairie	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 19
	0.4	Taxes	Canada	snj:CA-AB	Siksika Nation	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 20
	119.8	Royalties	Canada	snj:CA-AB	Province of Alberta Government of Alberta	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 21
	0.2	Royalties	Canada	snj:CA-AB	Province of Alberta Alberta Petroleum Marketing Commission	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well	Yes	market value
#: 22
	0.4	Royalties	Canada	snj:CA-AB	Tsuut'ina Nation Receiver General For Canada	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 23
	0.3	Royalties	Canada	snj:CA-AB	Horse Lake First Nation Receiver General For Canada	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 24
	2.7	Fees	Canada	snj:CA-AB	Province of Alberta Alberta Energy Regulator	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 25
	0.5	Fees	Canada	snj:CA-AB	Province of Alberta Government of Alberta	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 26
	1.7	Fees	Canada	snj:CA-AB	County of Grande Prairie	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 27
	0.7	Fees	Canada	snj:CA-AB	Tsuut'ina Nation Receiver General For Canada	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 28
	6.3	Bonuses	Canada	snj:CA-AB	Province of Alberta Government of Alberta	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 29
	0.3	Fees	Canada	snj:CA-ON	Federal Government of Canada Receiver General For Canada	Province of Ontario Project	Uranium [Member]	Canadian Operations Segment [Member]	Underground Mining
#: 30
	$ 0.1	Fees	Canada	snj:CA-ON	Province of Ontario The Ontario Aggregate Resources Corporation	Province of Ontario Project	Uranium [Member]	Canadian Operations Segment [Member]	Underground Mining